SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Income Taxes) (Detail) - Subsidiary	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Number of subsidiaries acquired	2	2